PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS (Tables)	3 Months Ended
Mar. 31, 2026
Disclosure Of Prepayments Other Receivables And Other Assets [Abstract]
Summary of Prepayments, Other Receivables and Other Assets

(Dollars in millions)	March 31, 2026	December 31, 2025
Other collaboration receivables	$174.0	$227.8
VAT recoverable	10.9	8.1
Prepayments	19.4	14.6
Other current assets	5.0	2.9
Total	$209.3	$253.4